Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,160,925,000.00
Previously Paid Amount	0.00
Total Fee Amount	177,737.62
Total Offset Amount	0.00
Net Fee	$ 177,737.62
Final Prospectus	true